COMMITMENTS AND CONTINGENCIES - Leases (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2021	$ 3,474		$ 4,667
2022	3,172		3,221
2023	1,143		1,160
2024	429		430
2025			0
Total	8,218		9,478
Rent Expense	$ 1,200	$ 1,100	$ 4,700	$ 4,300	$ 3,800